Fair Value Measurements (Details 1) (Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2014
Fair Value [Member]
Fair Value Assets Measured on a Nonrecurring Basis
Impaired loans	$ 5,352
Other real estate owned - residential mortgages	285
Other real estate owned - commercial	472
Other repossessed assets	1,023
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets Measured on a Nonrecurring Basis
Impaired loans	5,352
Other real estate owned - residential mortgages	285
Other real estate owned - commercial	472
Other repossessed assets	1,023
Total assets measured at fair value on a non-recurring basis	6,902
Originated Assets [Member] | Fair Value [Member]
Fair Value Assets Measured on a Nonrecurring Basis
Impaired loans		1,806
Other real estate owned - residential mortgages		336
Other real estate owned - commercial		1,628
Other repossessed assets		860
Total assets measured at fair value on a non-recurring basis		4,630
Originated Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets Measured on a Nonrecurring Basis
Impaired loans		1,806
Other real estate owned - residential mortgages		336
Other real estate owned - commercial		1,628
Other repossessed assets		860
Acquired Assets [Member] | Fair Value [Member]
Fair Value Assets Measured on a Nonrecurring Basis
Impaired loans		396
Other real estate owned - residential mortgages
Other real estate owned - commercial
Other repossessed assets
Acquired Assets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets Measured on a Nonrecurring Basis
Impaired loans		396
Other real estate owned - residential mortgages
Other real estate owned - commercial
Other repossessed assets
Total assets measured at fair value on a non-recurring basis